Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Net tangible assets	€ 3,989,458	€ 188,481
Business Enterprise Value (BEV)	852,222
Less: Non-controlling interest	(85,200)
Total Purchase Price (Equity Basis)	767,022
Net Working Capital [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Net tangible assets	37,184
Fixed Assets [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Net tangible assets	13,547
Amounts Due to Related Parties [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Net tangible assets
Customer Relationships [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Identifiable intangible assets	25,000
Assembled Workforce [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Identifiable intangible assets	40,000
Broadcasting rights [member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Identifiable intangible assets	95,000
Brand [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Identifiable intangible assets	370,000
Player Contracts [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Identifiable intangible assets	130,000
Implied Goodwill [Member]
Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Details) - Schedule of Price Allocation [Line Items]
Identifiable intangible assets	€ 141,491